Taxation - Summary of Recovery of Deferred Income Tax (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [Abstract]
to be recovered after more than 12 months	¥ 12	¥ 48
to be recovered within 12 months	335	298
Net deferred tax assets	347	346
Deferred tax liabilities [Abstract]
to be recovered after more than 12 months	152	201
to be recovered within 12 months	59	70
Net deferred liabilities	¥ 211	¥ 271